TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		S/ 6,786,189
Ending balance		7,443,760		S/ 6,786,189
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		5,680,490
Ending balance		6,226,648		5,680,490
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		900,183
Ending balance		998,434		900,183
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		205,516
Ending balance		218,678		205,516
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		5,848,192	[1]	5,481,953
Time course expenses and others		77,855		58,778
Unearned premium and other technical reserves variation, net		(24,244)		(1,332)
Insurance subscriptions		491,519		361,966
Exchange difference and others		(130,414)		(53,173)
Ending balance	[1]	6,262,908		5,848,192
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		5,128,974	[1]	4,755,154
Time course expenses and others		77,855		58,778
Unearned premium and other technical reserves variation, net		127		365
Insurance subscriptions		491,519		361,966
Exchange difference and others		(98,698)		(47,289)
Ending balance	[1]	5,599,777		5,128,974
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		574,435	[1]	582,453
Time course expenses and others		0		0
Unearned premium and other technical reserves variation, net		(28,992)		(11,578)
Insurance subscriptions		0		0
Exchange difference and others		(31,617)		3,560
Ending balance	[1]	513,826		574,435
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance		144,783	[1]	144,346
Time course expenses and others		0		0
Unearned premium and other technical reserves variation, net		4,621		9,881
Insurance subscriptions		0		0
Exchange difference and others		(99)		(9,444)
Ending balance	[1]	S/ 149,305		S/ 144,783

[1]	At December 31, 2017, the life insurance technical reserves include the mathematical reserves of life annuities amounting to S/3,514.4 million (S/3,241.2 million at December 31, 2016).